UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23636

AFA Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

AFA PRIVATE CREDIT FUND

(formerly, AFA Multi-Manager Credit Fund)
(A Delaware Statutory Trust)

Semi-Annual Report

October 31, 2023
(Unaudited)

See accompanying Notes to Financial Statements.

AFA PRIVATE CREDIT FUND
Schedule of Investments
October 31, 2023 (unaudited)

	Geographic Region	Acquisition Date	Redemption Frequency	Notice Period (Days)	Cost	Fair Value	Percent of Net Assets
Investments in Asset Based Lending
Funding Solution Asset Based Lending (1.34%)
G2D Funding LLC – Co-Investment, 11%, 5/25/2024(a)(b)	North America	September, 2023	N/A	N/A	$2,000,000	$2,004,130	1.34%
Physical Asset Based Lending (1.00%)
AF Funding XII LLC – Coinvestment, Prime +3%, 10/31/2025(a)(b)	North America	October, 2023	N/A	N/A	1,500,000	1,503,126	1.00%
Total Asset Based Lending (Cost $3,500,000) (2.34%)					3,500,000	3,507,256

Investments in Underlying Funds
Primary Underlying Funds
Commercial Asset Based Lending (5.95%)
Callodine Asset Based Loan Fund II, LP(a)(c)	North America	September, 2022	N/A	N/A	2,984,556	3,114,288	2.07%
Callodine Perpetual ABL Fund LP(a)(c)	North America	July, 2023	Quarterly	90	4,674,321	4,810,482	3.21%
Nebari Natural Resources Credit Fund II SPC(a)(c)	Cayman Islands	February, 2023	N/A	N/A	1,135,021	1,004,129	0.67%
Commercial Real Estate Bridge Lending (6.01%)
Alcova Capital Yield Premium Fund, L.P.(a)(c)	North America	August, 2021	Daily	90	8,900,000	9,008,787	6.01%
Diversified Asset-Based Lending (10.48%)
OHPC LP(a)(c)	North America	April, 2022	Quarterly	90	15,500,000	15,722,979	10.48%
Financial Asset Based Lending (5.39%)
CoVenture Credit Opportunities Partners Fund LP(a)(c)	North America	July, 2022	Quarterly	90	8,000,000	8,076,865	5.39%
Ginnie Mae Early Buyout (0.52%)
Lynx EBO Fund II(c) SP, 3,500 Shares(a)(c)	North America	October, 2021	N/A	N/A	2,100,000	780,225	0.52%
Opportunistic Real Estate Lending (2.22%)
Mavik Real Estate Special Opportunities Fund, LP(a)(c)	North America	July, 2022	N/A	N/A	2,786,121	3,329,014	2.22%
Litigation Financing (8.05%)
Rocade Capital Fund IV LP(a)(c)	North America	May, 2023	N/A	N/A	11,900,000	12,076,103	8.05%
Other Specialty Finance (7.95%)
Pier Special Opportunities Fund LP(a)(c)	North America	December, 2022	Quarterly	60	11,424,493	11,917,630	7.95%
Portfolio Finance (3.47%)
HCM U.S. Feeder, LP(a)(c)	North America	July, 2022	Semi-Annual	90	5,000,000	5,199,802	3.47%
Residential Real Estate Development Lending (5.14%)
1 Sharpe Income ADV LP(a)(c)	North America	July, 2021	Semi-Annual	90	6,700,000	7,705,820	5.14%
Small Business Lending (6.63%)
FVP Opportunity Fund IV LP(a)(c)	North America	June, 2023	N/A	N/A	9,600,000	9,950,553	6.63%
Specialty Finance Asset Based Lending (12.24%)
Bastion Funding V LP(a)(c)	North America	October, 2023	Quarterly	90	12,000,000	12,112,340	8.08%
Medalist Asset-Based Credit Fund III LP(a)(c)	North America	July, 2023	Annual	180	6,187,081	6,238,912	4.16%

See accompanying Notes to Financial Statements.

AFA PRIVATE CREDIT FUND
Schedule of Investments (continued)
October 31, 2023 (unaudited)

	Geographic Region	Acquisition Date	Redemption Frequency	Notice Period (Days)	Cost	Fair Value	Percent of Net Assets
Investments in Underlying Funds (continued)
Specialty Finance Credit Facilities (8.31%)
Rivonia Road Fund LP(a)(c)	North America	June, 2023	Semi-Annual	90	$12,000,000	$12,464,242	8.31%
Total Primary Investments (Cost $120,891,593) (82.36%)					120,891,593	123,512,171
Total Investments in Underlying Funds (Cost $120,891,593) (82.36%)					120,891,593	123,512,171

Short-Term Investments
Money Market Fund (13.53%)
Fidelity Colchester Street Trust - Treasury Portfolio - Class I, 5.23%, 16,644,666 Shares(d)					20,290,548	20,290,548	13.53%
Total Short-Term Investments (Cost $20,290,548) (13.53%)					20,290,548	20,290,548

Total Investments (Cost $144,682,141) (98.23%)						$147,309,975
Assets less other liabilities (1.77%)						2,659,857
Net Assets — 100.00%						$149,969,832

aUnderlying Funds are restricted as to resale.

bLevel 3 securities fair valued using significant unobservable inputs. (See Note 4)

cNon-income producing.

dThe rate quoted is the annualized seven-day yield of the fund at the period end.

Summary by Investment Type	Value	% of Net Assets
Commercial Asset Based Lending	$8,928,899	5.95
Commercial Real Estate Bridge Lending	9,008,787	6.01
Diversified Asset-Based Lending	15,722,979	10.48
Financial Asset Based Lending	8,076,865	5.39
Funding Solution Asset Based Lending	2,004,130	1.34
Ginnie Mae Early Buyout	780,225	0.52
Opportunistic Real Estate Lending	3,329,014	2.22
Litigation Financing	12,076,103	8.05
Other Specialty Finance	11,917,630	7.95
Physical Asset Based Lending	1,503,126	1.00
Portfolio Finance	5,199,802	3.47
Residential Real Estate Development Lending	7,705,820	5.14
Small Business Lending	9,950,553	6.63
Specialty Finance Asset Based Lending	18,351,252	12.24
Specialty Finance Credit Facilities	12,464,242	8.31
Short-Term Investments	20,290,548	13.53
Total Investments	147,309,975	98.23
Assets less other liabilities	2,659,857	1.77%
Total	$149,969,832	100.00

See accompanying Notes to Financial Statements.

AFA PRIVATE CREDIT FUND
Statement of Assets and Liabilities
October 31, 2023 (unaudited)

Assets:
Investments, at value (cost $144,682,141)	$147,309,975
Receivables:
Interest	61,081
Fund shares sold	2,576,005
Prepaid expenses	115,338
Other assets	37,626
Total assets	150,100,025

Liabilities:
Payables:
Investment management fee (see note 5)	75,844
Professional fees	8,923
Accounting and administrative fees	24,118
Shareholder servicing fee (Institutional Class) (see note 5)	10,046
Transfer agent fees and expenses	7,432
Custody fees	3,588
Chief compliance officer fees	89
Accrued other expenses	153
Total liabilities	130,193
Net assets	$149,969,832

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$147,431,709
Total distributable earnings	2,538,123
Net assets	$149,969,832

Net assets:
Founder Class	$89,182,868
Institutional Class	60,786,964

Shares outstanding:
Founder Class	9,396,437
Institutional Class	6,382,091

Net asset value per share:
Founder Class	$9.49
Institutional Class	9.52

See accompanying Notes to Financial Statements.

AFA PRIVATE CREDIT FUND
Statement of Operations
For the Six Months Ended October 31, 2023 (unaudited)

Investment income:
Interest income	$301,912
Dividend income	4,651,712
Total investment income	4,953,624

Expenses:
Investment management fee (see note 5)	598,671
Professional fees	147,677
Accounting and administrative fees	81,427
Shareholder servicing fee (Institutional Class) (see note 5)	55,603
Trustee fees	33,318
Transfer agent fees and expenses	31,168
Registration fees	28,708
Interest expense	24,160
Commitment fees	20,815
Chief compliance officer fees	16,389
Custody fees	8,147
Shareholder reporting fees	5,366
Insurance expense	3,442
Other expenses	9,946
Total expenses:	1,064,837
Expenses contractually waived by investment manager (see note 5)	(283,951)
Net expenses	780,886
Net investment income	4,172,738

Net realized and unrealized gain (loss):
Net realized gain on:
Investments	13,942
Net change in unrealized appreciation on:
Investments	958,007
Net realized and unrealized gain	971,949
Net increase in net assets resulting from operations	$5,144,687

AFA PRIVATE CREDIT FUND
Statements of Changes in Net Assets
October 31, 2023 (unaudited)

AFA PRIVATE CREDIT FUND
Statements of Changes in Net Assets

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Increase in net assets resulting from operations:
Net investment income	$4,172,738	$1,231,863
Net realized gain (loss)	13,942	(341,381)
Net change in unrealized appreciation	958,007	947,582
Net increase in net assets resulting from operations	5,144,687	1,838,064

Distributions to shareholders:
Founder Class	(1,016,383)	(1,137)
Institutional Class	(889,097)	(2,567,813)
Total distributions to shareholders	(1,905,480)	(2,568,950)

Return of capital to shareholders:
Founder Class	(672,031)	(730)
Institutional Class	(791,829)	(1,591,054)
Total distributions to shareholders	(1,463,860)	(1,591,784)

Capital transactions:
Proceeds from shares sold:
Founder Class	83,322,068	—
Institutional Class	14,130,256	10,532,399
Reinvestment of distributions:
Founder Class	8,798	1,867
Institutional Class	720,329	3,031,957
Shares exchanged:
Founder Class	5,055,244	—
Institutional Class	(5,055,244)	—
Cost of shares repurchased:
Founder Class	(127,965)	—
Institutional Class	(525,686)	(180,513)
Net increase in net assets from capital transactions	97,527,800	13,385,710

Total increase in net assets	99,303,147	11,063,040

Net assets:
Beginning of period	50,666,685	39,603,645
End of period	$149,969,832	$50,666,685

Capital share transactions:
Shares sold:
Founder Class	8,869,929	—
Institutional Class	1,494,848	1,096,594
Shares reinvested:
Founder Class	934	199
Institutional Class	76,846	322,280
Shares exchanged:
Founder Class	536,869	—
Institutional Class	(534,597)	—
Shares repurchased:
Founder Class	(13,570)	—
Institutional Class	(55,944)	(18,197)
Net increase from capital share transactions	10,375,315	1,400,876

AFA PRIVATE CREDIT FUND
Statement of Cash Flows
For the Six Months Ended October 31, 2023 (unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets from operations	$5,144,687
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(168,397,658)
Proceeds from redemptions, sales, or other dispositions of investments	72,719,508
Net realized (gain) loss on investments	(13,942)
Net change in unrealized/appreciation depreciation on:
Investments	(958,007)
Changes in operating assets and liabilities:
Assets:
Interest	(56,888)
Prepaid expenses	(76,757)
Liabilities:
Investment management fee (see note 5)	82,186
Custody fees	1,003
Accounting and administration fees	(2,494)
Professional fees	(51,426)
Transfer agent fees and expenses	(2,883)
Chief compliance officer fees	89
Distribution fees (Investor Class)	(91)
Shareholder servicing fee (Institutional Class) (see note 5)	10,046
Accrued other expenses	(4,828)
Net cash used in operating activities	(91,607,455)

Cash flows from financing activities:
Proceeds from credit facility	1,500,000
Repayments on credit facility	(5,000,000)
Proceeds from shares sold	94,901,319
Payments for shares repurchased	(653,651)
Cash distributions paid, net of reinvestments	(2,640,213)

Net cash provided by financing activities	88,107,455

Cash at beginning of period	3,500,000

Cash at end of period	$—

Supplemental disclosure of cash activity:
Interest expense on borrowings	$24,160

Supplemental disclosure of non-cash activity:
Reinvestments of distributions	$729,127

AFA PRIVATE CREDIT FUND
Financial Highlights
For a Share of Common Stock Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return[2,3]	Gross expenses[4,5]	Net expenses[4,5,6]	Net investment income[4,6]	Net assets, end of period (in thousands)	Portfolio turnover rate[3]
Founder Class
Six months ended October 31, 2023 (Unaudited)	$9.34	$0.21	$0.23	$0.44	$(0.15)	$0.00	$(0.14)	$(0.29)	$9.49	4.72%	1.85%	1.33%	4.39%	$89,183	0%
Year ended April 30, 2023	9.88	0.23	0.10	0.33	(0.53)	0.00	(0.34)	(0.87)	9.34	3.59	3.44	2.25	2.45	21	37
Period ended April 30, 2022[7]	10.00	0.14	0.19	0.33	(0.30)	(0.02)	(0.13)	(0.45)	9.88	3.32	3.09	1.21	1.70	21	9
Institutional Class
Six months ended October 31, 2023 (Unaudited)	9.38	0.51	(0.08)	0.43	(0.15)	0.00	(0.14)	(0.29)	9.52	4.61	2.05	1.53	10.76	60,787	0
Year ended April 30, 2023	9.90	0.26	0.09	0.35	(0.53)	0.00	(0.34)	(0.87)	9.38	3.82	3.19	2.00	2.76	50,645	37
Period ended April 30, 2022[7]	10.00	0.17	0.18	0.35	(0.30)	(0.02)	(0.13)	(0.45)	9.90	3.59	2.84	0.97	2.01	39,583	9

1Based on average shares outstanding during the period.

2Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the adviser.

3Not annualized for periods less than one year.

4Annualized for periods less than one year, with the exception of non-recurring organizational costs.

5Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense and commitment fees are as follows:

	Gross Expenses[4]	Net Expenses[4]
Founder Class
Six months ended October 31, 2023 (Unaudited)	1.76%	1.24%
Year ended April 30, 2023	2.82	1.62
Period ended April 30, 2022[7]	3.01	1.14
Institutional Class
Six months ended October 31, 2023 (Unaudited)	1.96	1.44
Year ended April 30, 2023	2.57	1.37
Period ended April 30, 2022[7]	2.77	0.90

6The contractual and voluntary fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5). For the period ended April 30, 2022, the contractual and voluntary fee and expense waivers amounted to $533,020, or 1.83%, and $15,397, or 0.05%, respectively and the Investment Manager additionally voluntarily waived $2, or 0.01%, of the Investor Class Shareholder Servicing fees.

7Reflects operations for the period from July 1, 2021 (Commencement of operations) to April 30, 2022.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements
October 31, 2023 (unaudited)

1. Organization

AFA Private Credit Fund (the “Fund”), formerly known as AFA Multi-Manager Credit Fund was established as a Delaware statutory trust on January 27, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act. The Fund commenced operations on July 1, 2021.

The Fund’s primary investment objective is to provide a high level of current income, with capital appreciation as a secondary objective. The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, either directly or indirectly, in a range of private credit securities and other private credit-related investments. The Fund may change this 80% policy without shareholder approval upon at least 60 days’ prior written notice to shareholders. The Fund operates as a “fund of funds” whereby the Fund allocates its assets primarily among a range of investment vehicles that invest in private or public credit securities and other credit-related instruments (“Underlying Funds”) managed by a select group of experienced institutional managers (“Underlying Managers”) identified by the Investment Manager for their expertise in implementing various credit strategies. The Fund may also invest directly in private loans and private credit securities that are typically originated, serviced, and/or underwritten by Underlying Managers.

Alternative Fund Advisors, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended, serves as the investment adviser of the Fund. Aon Investments USA Inc. and the Atrato Consulting division of F.L. Putnam Investment Management Company, Inc. (each a “Sub-Adviser”) serve as sub-advisers to the Fund.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Income is recognized on an accrual basis as earned. Distributions received from the Fund’s investments in Portfolio Funds generally are comprised of ordinary income and return of capital. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the distribution received. Such estimates are based on historical information available and other industry sources. These estimates may subsequently be revised based on information received from Portfolio Funds after their tax reporting periods are concluded. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) (see Note 5).

Distributions to Shareholders — The Fund intends to make quarterly distributions to shareholders equal to 6% annually of the Fund’s net asset value (“NAV”) per share. This predetermined dividend rate may be modified by the Board from time to time. The character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to shareholders are recorded on the ex-dividend date.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

Valuation of Underlying Funds — Pursuant to the Fund’s valuation policies, effective September 8, 2022, the Board has delegated to the Investment Manager, as valuation designee (the “Valuation Designee”) the day-to-day responsibility for fair valuation determinations and pricing of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Underlying Funds at fair value, generally at an amount equal to the NAV of the Fund’s investment in the Underlying Funds as determined by the Underlying Fund’s general partner or investment manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Valuation Designee, an estimated fair value is determined in good faith by the Valuation Designee pursuant to the Fund’s valuation procedures. Investments in open-end investment companies, including money market funds, are valued at their reported NAV per share.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Manager generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Manager may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Underlying Funds are completed. Promoting transparency and receiving necessary information from Underlying Funds may possibly be an impediment to monitoring the performance of Underlying Funds on a regular basis.

Federal Income Taxes — The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2023.

3. Capital Stock

Shares of beneficial interest of the Fund (“Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended. The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of Shares. As of October 31, 2023, the Fund’s registration statement allowed it to offer two classes of Shares designated as Institutional Class Shares and Founder Class Shares, which prior to May 1, 2023, were named Investor Class Shares. Institutional Class The Fund may offer additional classes of Shares in the future.

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment by any investor in Institutional Class Shares is $1,000,000. The minimum initial investment by any investor in Founder Class Shares is $25,000,000. However, the Fund, under policies approved by the Board, may accept investments below these minimums. Founder Class Shares will be available for investment by existing and new investors until December 31, 2023. After December 31, 2023, Founder Class Shares will be closed to new investors, with the exception of new accounts and programs of financial intermediaries that qualified for investment in Founder Class Shares prior to December 31, 2023.

The following groups of investors are eligible to purchase Institutional Class Shares without any initial minimum investment requirement:

•defined benefit plans, endowments and foundations, investment companies, and other institutional investors not specifically enumerated;

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

•accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, provided that the minimum aggregate value of such accounts is $1,000,000, or that in the Fund’s opinion there is adequate intent to reach such aggregate value within 12 months;

•principals and employees of the Investment Manager, the Sub-Adviser, the Underlying Managers or their respective affiliates and their immediate family members.

The following groups of investors are eligible to purchase Founder Class Shares without any initial minimum investment requirement:

•accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, provided that the minimum aggregate value of such accounts is $25,000,000;

•principals and employees of the Investment Manager and its affiliates and their immediate family members.

Shares will generally be offered for purchase on each business day, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Neither Institutional Class Shares nor Founder Class Shares are subject to an initial sales charge.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer, the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity.

The Fund has adopted a fundamental policy to conduct quarterly repurchase offers at NAV. The Fund will offer to repurchase 5% of the Fund’s Shares, unless the Board has approved a different amount (between 5% and 25% of its outstanding Shares for a particular repurchase offer).

During the six months ended October 31, 2023, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
July 7, 2023	August 7, 2023	5%	—%[1]	18,855
October 6, 2023	November 6, 2023	5%	—%	—[2]

1Rounds to less than 0.5%

2No shares repurchased.

4. Fair Value Disclosures

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•Level 3 – significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Investments in Underlying Funds are reported in the Fund’s Statement of Assets and Liabilities at NAV per share (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s investment is withdrawn at the measurement date based on NAV. These investments are redeemable at NAV under the original terms of the Fund’s agreements and/or subscription agreements and based on the operations of the Underlying Funds. However, it is possible that these redemption rights may be restricted or eliminated by the Underlying Funds in the future in accordance with the Underlying Fund agreements.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of October 31, 2023:

Investments	Level 1	Level 2	Level 3	NAV as a Practical Expedient	Total
Short-Term Investments	$20,290,548	$—	$—	$—	$20,290,548
Asset Based Lending	—	—	3,507,256	—	3,507,256
Primary Underlying Funds	—	—	—	123,512,171	123,512,171
Total	$20,290,548	$—	$3,507,256	$123,512,171	$147,309,975

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Beginning balance May 1, 2023	Transfers into Level 3	Transfers out of Level 3	Total realized gain/(loss)	Purchases	Sales	Total unrealized appreciation/ (depreciation)	Balance as of October 31, 2023
$—	$—	$—	$—	$3,500,000	$(—)	$7,256	$3,507,256

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2023:

Investment Type	Fair Value at October 31, 2023	Valuation Methodologies	Unobservable Input*	Input Range
Asset Based Lending	$3,507,256	Market	Transaction Price	N/A

*The impact on valuation from an increase in input would be an increase.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

5. Investment Management Fee and Other Expenses

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly investment management fee (“Investment Management Fee”) at the rates set forth below, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.

Average Daily Net Assets of the Fund	Investment Management Fee (Annualized Rate)
First $500 million	1.10%
Over $500 million to $1 billion	1.05%
Over $1 billion	1.00%

The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For the six months ended October 31, 2023, the Fund incurred $598,671 in Investment Management Fees.

The Fund has entered into separate sub-advisory agreements with Aon Investments USA Inc.(“Aon Investments”) and F.L. Putnam Investment Management Company, Inc.(“F.L. Putnam”). Pursuant. to a separate sub-advisory agreement among the Fund, the Investment Manager and Aon Investments, Aon Investments receives a fee at an annualized rate up to the larger of $275,000 or 0.20% of the first $500 million of the Fund’s average daily net assets; plus 0.15% of the next $500 million of the Fund’s average daily net assets; plus 0.10% of the Fund’s average daily net assets over $1 billion provided, however, that the minimum annual fee paid to Aon Investments under the sub-advisory agreement will not be less than $100,000. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and F.L. Putnam, F.L. Putnam receives an annual fee of $150,000. The Sub-Advisers’ fees are paid by the Investment Manager out of the Investment Management Fee.

Effective May 1, 2023, pursuant to the Fund’s Expense Limitation Agreement, the Investment Manager has agreed to reimburse expenses of the Fund (“Reimbursement”) so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.15% on an annualized basis for Founder Class Shares (formerly Investor Class Shares) and Institutional Class Shares (the “Expense Limit”). Specified Expenses for this purpose include all Fund expenses other than the management fee, the shareholder service fee, fees and interests on borrowed funds, distribution fees (if any), acquired fund fees and expenses (as determined in accordance with SEC Form N-2), taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. The Expense Limit will be in effect through August 31, 2024, and may not be increased nor may the Expense Limitation Agreement be terminated before such time by the Fund or the Investment Manager. Prior to May 1, 2023 the Investment Manager had agreed to reimburse expenses of the Fund so that certain expenses of the Fund would not exceed 0.35% on an annualized basis for Investor Class Shares (now named Founder Class Shares) and Institutional Class Shares. Prior to July 1, 2022, the Investment Manager had agreed to assume expenses of the Fund to ensure the total annual expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) did not exceed 1.20% and 0.95% of the average daily net assets of Investor Class Shares and Institutional Class Shares, respectively. For a period not to exceed three years from the date on which a Reimbursement is made, the Investment Manager may recoup amounts reimbursed, provided such recoupment will not cause the Fund’s expenses to exceed the lesser of the expense limit in effect at the time of the waiver or the expense limit in effect at the time of recapture. During the six months ended October 31, 2023, the Investment Manager waived $283,951 in Investment Management Fees under the Expense Limitation Agreement.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

The following amounts are subject to recapture by the Investment Manager by the following dates:

Period of Expiration
April 29, 2024	$49,591
April 30, 2025	$533,020
April 30, 2026	$532,955
October 31, 2026	$283,951

Pursuant to the Fund’s distribution agreement (the “Distribution Agreement”), Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund Shares. Effective October 1, 2022 the Fund’s distribution and servicing fee was renamed the distribution fee. Also, effective October 1, 2022, a new shareholder servicing fee (the “Shareholder Servicing Fee”) of 0.20% was instituted for both share classes. Effective May 1, 2023, the Distribution and Service Plan for Investor Class Shares was terminated, and Founder Class Shares are not subject to a Shareholder Service Fee. Institutional Class Shares are subject to a Shareholder Servicing Fee of up to 0.20% on an annualized basis of the aggregate net assets of the Fund attributable to Institutional Class Shares. The Shareholder Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.

Vigilant Compliance, LLC provides chief compliance officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2023 are reported on the Statement of Operations.

The Fund has retained UMB Fund Services, Inc. (the “Administrator”) to provide administrative services and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services.

A trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the trustee or officer affiliated with the Administrator. For the six months ended October 31, 2023, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

6. Investment Transactions

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term investments, were $51,164,748 and sales of $0 in the Fund.

7. Federal Income Taxes

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund did not have any examinations in progress during the six months ended October 31, 2023. Management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

operations as of and during the six months ended October 31, 2023. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At October 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$125,574,254
Gross unrealized appreciation	2,895,840
Gross unrealized depreciation	(1,450,667)
Net unrealized appreciation	$1,445,173

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in investment transactions.

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended October 31, 2022, there were no permanent differences in book and tax accounting.

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Tax distributable earnings	—
Accumulated capital and other losses	(635,769)
Unrealized appreciation on investments	1,024,981
Total distributable earnings	$389,212

The tax character of the distribution paid during the tax year ended October 31, 2022 were as follows:

Distributions paid from:	2022
Ordinary income	$791,652
Net long term capital gains	—
Return of capital	1,591,784
Total distributions paid	$2,383,436

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

As of the tax year ended October 31, 2022, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$285,543	$333,174	$618,717

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

8. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

9. Principal Risks

General Economic and Market Conditions. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

Repurchase Offers; Limited Liquidity. The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Borrowing, Use of Leverage. The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements or other derivative instruments, (iii) use of short sales, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

Additionally, Underlying Funds may leverage their trading (and in certain cases, at significant levels) through borrowings from banks and other lenders to leverage investments, utilize futures, forwards, swaps and other derivatives to acquire leverage, finance investments through repurchase agreements, total return swaps and options and trade securities and derivatives on margin. The use of leverage increases risk and generates interest expense, but also may increase the investment return. For example, when an Underlying Fund is leveraged, a small increase or decrease in the value of the Underlying Fund’s investments will result in a larger increase or decrease, respectively, in the NAV of the Underlying Manager’s investments than would otherwise be the case.

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Large Shareholder Transactions Risk. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors such as advisory firms that exercise control over a large number of individual investor accounts. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of Shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund Shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

Risks of Securities Activities of the Fund and Underlying Managers. The Fund and the Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the shareholders will not suffer losses.

Alternative Investments Risk. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

Asset Allocation Risk. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

Highly Volatile Markets. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which the Fund may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of the clearinghouses for those exchanges.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

Market Disruption and Geopolitical Risks. Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the Fund’s investments and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Counterparty Credit Risk. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

On August 19, 2022, SEC Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments went into effect. The new rule imposes value-at-risk leverage limits, requires the adoption of policies related to derivatives, mandates reporting to funds’ boards, and requires reporting to the SEC and regulates fund’s use of reverse repurchase agreements and unfunded commitment agreements. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The ultimate impact of the new rule remains unclear, but it may limit the Fund’s ability to engage in derivatives transactions and/or increase the costs of such transactions.

Fraud Risk. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

10. Commitments

As of October 31, 2023, the Fund had outstanding investment commitments to Underlying Funds that have not yet called capital in the amount of $21,983,257.

The following table represents investment strategies, unfunded commitments and redemptive securities of investments that are measured at NAV per share (or its equivalent) as a practical expedient as October 31, 2023:

Underlying Fund	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period (Days)	Lock-Up Period (Months)
1 Sharpe Income ADV LP2	$7,705,820	$—	Semi-Annual	90	12
Alcova Capital Yield Premium Fund, L.P.[1]	9,008,787	—	Daily	90	18
Bastion Funding V LP1	12,112,340	—	Quarterly	90	24
Callodine Asset Based Loan Fund II, LP	3,114,288	1,911,248	N/A	N/A	N/A
Callodine Perpetual ABL Fund LP1	4,810,482	325,679	Quarterly	90	12
CoVenture Credit Opportunities Partners Fund LP1	8,076,865	—	Quarterly	90	N/A
FVP Opportunity Fund IV LP	9,950,553	2,400,000	N/A	N/A	N/A
HCM U.S. Feeder, LP2	5,199,802	—	Semi-Annual	90	12
Lynx EBO Fund II(B) SP, 3,500 Shares	780,225	—	N/A	N/A	N/A
Mavik Real Estate Special Opportunities Fund, LP	3,329,014	7,488,816	N/A	N/A	N/A
Medalist Asset-Based Credit Fund III LP1	6,238,912	4,017,317	Annual	180	36
Nebari Natural Resources Credit Fund II SPC	1,004,129	1,040,197	N/A	N/A	N/A
OHPC LP1	15,722,979	—	Quarterly	90	12
Pier Special Opportunities Fund LP2	11,917,630	—	Quarterly	60	N/A
Rivonia Road Fund LP	12,464,242	—	Semi-Annual	90	18
Rocade Capital Fund IV LP	12,076,103	4,800,000	N/A	N/A	N/A
Total	$123,512,171	$21,983,257

1Upon submitting a redemption notice, limited partners will become a liquidating investor. Interest and principal are returned for the investments in which the fund has invested, and shall not be reinvested in the fund thereafter.

2Redemption provisions limit the amount redeemable on a given redemption date, and could require multiple periods to fully redeem.

11. Beneficial Ownership & Related Party Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the Investment Company Act. As of October 31, 2023, an investor owned approximately 43% of the Fund. This entity is an affiliate of the Fund and may be deemed to be affiliated with the Investment Manager.

AFA PRIVATE CREDIT FUND
Notes to Financial Statements (continued)
October 31, 2023 (unaudited)

12. Revolving Credit Facility

Effective March 25, 2022, the Fund entered into a secured, revolving line of credit facility (the “Credit Facility”). Effective February 24, 2023, the Credit Facility was extended for an additional one-year term expiring on March 25, 2024, and an option for the borrower to extend the maturity date until March 25, 2025 if certain conditions are met. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $10,000,000 or one-third of the value of its total net assets less liabilities not represented by the Credit Facility payable for borrowings. The interest rate on borrowings from the Credit Facility is equal to 1-month US Treasury Yield plus 4.25% per annum with a floor rate of 4.50%. During the six months ended October 31, 2023, the average daily principal balance outstanding (including days where there was no balance) and related average interest rate was approximately $447,418 and 9.73% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $5,000,000. At October 31, 2023, the principal balance outstanding was $0.

13. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements and has identified the following for disclosure in the Fund’s subsequent events:

On November 6, 2023, the Fund completed a quarterly Repurchase Offer (see Note 3) resulting in none of the Fund’s Shares being repurchased.

On December 12, 2023, the Board approved an amendment to the Investment Sub-Advisory Agreement by and among Aon Investments, the Fund and the Investment Manager, whereby the Investment Manager will pay Aon Investments asset-based sub-advisory fee based on the assets under advisement by Aon Investments, subject to the minimum fee.

AFA PRIVATE CREDIT FUND
Additional Information
October 31, 2023 (unaudited)

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 844-440-4450 or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available without charge and upon request by calling 844-440-4450 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Tax Information

For the tax year ended October 31, 2022, 0% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

For the tax year ended October 31, 2022, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

Board CONSIDERATION OF THE APPROVAL OF SUB-ADVISORY AGREEMENT

At a meeting of the Board of Trustees (the “Board”) held on April 24, 2023 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the sub-advisory agreement among F.L. Putnam Investment Management Company, Inc. (the “Sub-Adviser”), the Investment Manager, and the Fund (the “Sub-Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials from the Sub-Adviser to assist them in considering the approval of the Sub-Advisory Agreement. Among other things, the Board reviewed reports from management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Sub-Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Sub-Adviser. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Sub-Advisory Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the non-discretionary investment advisory services proposed to be provided by the Sub-Adviser to the Fund under the Sub-Advisory Agreement, including the selection of Fund investments and underlying managers. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Sub-Adviser, including among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the investment professionals and other key personnel of the Sub-Adviser who would provide the investment advisory services to the Fund. The Board determined that the Sub-Adviser’s investment professionals and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Sub-Adviser’s compliance policies and procedures. The Board concluded that the overall quality of the sub-advisory and administrative services to be provided was satisfactory.

AFA PRIVATE CREDIT FUND
Additional Information (continued)
October 31, 2023 (unaudited)

Experience and Performance

The Board considered the investment experience of the Sub-Adviser and the performance of the Fund since inception. The Trustees noted that the Sub-Adviser would be providing non- discretionary investment advisory services to the Fund. The Board took into account that the Sub- Adviser did not manage any proprietary strategies or have discretion of third party vehicles with similar objectives and comparable strategies as the Fund. The Board concluded that the investment experience of the Sub-Adviser was satisfactory.

Fees and Expenses

The Board reviewed the proposed sub-advisory fee as compared to the fees charged by the Sub- Adviser to other similar accounts for which it is an investment sub-adviser. The Board noted that the proposed sub-advisory fee was comparable to the fees payable by the other accounts. The Board concluded that the sub-advisory fees to be paid by the Investment Manager were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s proposed sub-advisory fee under the Sub-Advisory Agreement, noting that it was an annual flat fee and not based on amount of assets in the Fund. The Board also noted that the Sub-Adviser did not anticipate material economies of scale to be achieved in the first year of acting as sub-adviser to the Fund that would materially flow to shareholders in the Fund. The Board concluded that the fees were reasonable and satisfactory in light of the services to be provided and breakpoints were not necessary.

Profitability of the Sub-Adviser and Affiliates

The Board considered and reviewed information concerning the estimated costs to be incurred and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board determined that the compensation to the Sub-Adviser was reasonable and its financial condition was adequate.

Ancillary and Other Benefits to Sub-Adviser

The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore, it did not derive any benefits from the relationships these parties have with the Fund. The Board acknowledged that the Sub-Adviser was not expected to receive any other ancillary benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and recommended that Fund shareholders approve the Sub-Advisory Agreement for an initial two-year term.

AFA PRIVATE CREDIT FUND
Privacy Notice
October 31, 2023 (unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number

•Account balances

•Account transactions

•Transaction history

•Wire transfer instructions

•Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-440-4450

AFA PRIVATE CREDIT FUND
Privacy Notice (continued)
October 31, 2023 (unaudited)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•Open an account

•Provide account information

•Give us your contact information

•Make a wire transfer

•Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•Affiliates from using your information to market to you

•Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager

Alternative Fund Advisors, LLC
101 Federal Street, Suite 1900
Boston, MA 02110
Website: www.alternativefundadvisors.com

Custodian Bank

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

(b) Not applicable.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to semi-annual reports.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 11.  Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits

(a)	(1)	Not applicable to semi-annual reports.
(2)	Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(3)	Not applicable.
(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	AFA Private Credit Fund

By	/s/ Marco Hanig
Title	Marco Hanig, President
(Principal Executive Officer)

Date	January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marco Hanig
Title	Marco Hanig, President
(Principal Executive Officer)

Date	January 5, 2024

By	/s/ Rafi Labourdette
Title	Rafi Labourdette, Treasurer
(Principal Financial Officer)

Date	January 5, 2024